Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	Additionally, our Board has adopted a Clawback policy in accordance with the rules of the Nasdaq Stock Exchange and SEC Rule 10D-1, to recoup “excess” incentive compensation, if any, earned by current and former executive officers during a three-year look back period in the event of a financial restatement due to material noncompliance with any financial reporting requirement under the securities laws (with no fault required). A copy of our Clawback Policy was filed as Exhibit 97.1 to our Annual Report on Form 10-K for the year ended December 31, 2023.